Expense Example	Apr. 29, 2026 USD ($)
Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Corgi Growth Technology 10 Structured Buffer ETF May Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Corgi Growth Technology 10 Structured Buffer ETF June Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Corgi Growth Technology 10 Structured Buffer ETF July Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Corgi Growth Technology 10 Structured Buffer ETF August Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Corgi U.S. SmallCap 15 Structured Buffer ETF May Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Corgi U.S. SmallCap 15 Structured Buffer ETF July Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Corgi US SmallCap 15 Structured Buffer ETF August Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Corgi U.S. Equities 30 Structured Buffer ETF May Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Corgi US Equities 30 Structured Buffer ETF June Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Corgi U.S. Equities 30 Structured Buffer ETF July Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Corgi US Equities 30 Structured Buffer ET August Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Corgi US Equities 100 Structured Buffer ETF May Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Corgi US Equities 100 Structured Buffer ETF June Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Corgi US Equities 100 Structured Buffer ETF July Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Corgi US Equities 100 Structured Buffer ETF August Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Corgi International Developed Equities 15 Structured Buffer ETF May Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Corgi International Developed Equities 15 Structured Buffer ETF June Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Corgi International Developed Equities 15 Structured Buffer ETF July Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Corgi International Developed Equities 15 Structured Buffer ETF August Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Corgi Emerging Markets Equities 15 Structured Buffer ETF May Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Corgi Emerging Markets Equities 15 Structured Buffer ETF June Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Corgi Emerging Markets Equities 15 Structured Buffer ETF July Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Corgi Emerging Markets Equities 15 Structured Buffer ETF August Series - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	$ 99